Statements of Cash Flows (USD $)	3 Months Ended		5 Months Ended	12 Months Ended		80 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (57,603)	$ (27,961)	$ (114,294)	$ (114,294)	$ (101,078)	$ (281,703)
Shares issued as compensation					40,000	46,500
Prepaid insurance	(2,593)					(2,593)
Accounts payable	17,389	(14,166)		(12,312)	14,166	19,243
Cash used in operating activities	(42,807)	(42,127)		(126,606)	(46,912)	(218,553)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of mineral properties	(5,000)	(6,000)		(21,000)		(26,000)
Cash used in investing activities	(5,000)	(6,000)		(21,000)		(26,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuances of common stock		132,500		132,500	192,000	330,500
Share issuance cost		(23,075)		(23,075)	(27,450)	(50,525)
Cash provided by financing activities		109,425		109,425	164,550	279,975
Increase (decrease) in cash and cash equivalents	(47,807)	61,298		(38,181)	117,638	35,422
Cash, Beginning of Period	83,229	121,410		121,410	3,772
Cash, End of Period	35,422	182,708	83,229	83,229	121,410	35,422
Common stock issued for mineral property acquisitions	$ 10,000	$ 30,000	$ 5,000	$ 30,000	$ 12,000	$ 57,000